INCOME TAXES - Components of Income Tax Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Taxes [Abstract]
Current income tax expense (recovery)	$ 88	$ 33	$ 27
Deferred income tax expense (recovery):
Origination and reversal of temporary differences	(84)	(22)	(47)
Recovery arising from previously unrecognized tax assets	(392)	(23)	0
Change in tax rates and imposition of new legislation	(17)	0	6
Deferred income tax expense (recovery)	(493)	(45)	(41)
Total income tax expense (recovery)	$ (405)	$ (12)	$ (14)